Concentration of Credit Risks - Committed Charter Income (Detail) - Fair Value, Concentration of Risk, Market Risk Management, Effects on Income or Net Assets [Member] - Time Charter [Member]
$ in Thousands
Dec. 31, 2016 USD ($)
Concentration Risk [Line Items]
2017:	$ 97,346
2018:	67,532
2019:	62,605
2020:	62,712
2021:	$ 63,331